Schedule of investments
Delaware Healthcare Fund	December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.92%♦
Biotechnology — 31.60%
ACADIA Pharmaceuticals †	160,000	$ 2,547,200
Alkermes †	423,142	11,056,701
Allogene Therapeutics †	146,779	923,240
Alnylam Pharmaceuticals †	41,000	9,743,650
Altimmune †	208,685	3,432,868
Amarin ADR †	190,000	229,900
AnaptysBio †	93,732	2,904,755
Arcus Biosciences †	379,100	7,839,788
Atea Pharmaceuticals †	70,000	336,700
Athenex †	70,000	10,325
BioMarin Pharmaceutical †	124,000	12,832,760
BioNTech ADR	18,000	2,703,960
Cellectis ADR †	226,875	476,438
Clovis Oncology †	250,200	13,198
Cogent Biosciences †	230,000	2,658,800
Coherus Biosciences †	430,000	3,405,600
Compugen †	852,941	610,450
Day One Biopharmaceuticals †	110,000	2,367,200
Dynavax Technologies †	760,000	8,086,400
Exact Sciences †	96,353	4,770,437
Fortress Biotech †	100,000	65,500
Galmed Pharmaceuticals †	306,010	153,005
Incyte †	80,000	6,425,600
Intellia Therapeutics †	20,000	697,800
Intercept Pharmaceuticals †	27,000	333,990
Karyopharm Therapeutics †	380,000	1,292,000
Landos Biopharma †	147,182	73,606
MacroGenics †	420,000	2,818,200
Madrigal Pharmaceuticals †	28,500	8,272,125
MEI Pharma †	600,000	146,160
Mersana Therapeutics †	150,000	879,000
Mirati Therapeutics †	60,000	2,718,600
Moderna †	18,000	3,233,160
MorphoSys †	300,000	4,242,193
Mustang Bio †	120,000	47,388
Myriad Genetics †	135,000	1,958,850
Nektar Therapeutics †	256,385	579,430
Neurocrine Biosciences †	110,000	13,138,400
NextCure †	150,000	211,500
ProQR Therapeutics †	620,000	2,294,000
Provention Bio †	70,000	739,900
NQ-G4 [12/22] 2/23 (2741231)    1

Schedule of investments
Delaware Healthcare Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Biotechnology (continued)
Puma Biotechnology †	61,255	$ 259,109
Regeneron Pharmaceuticals †	90,000	64,934,100
REGENXBIO †	149,000	3,379,320
Rigel Pharmaceuticals †	1,600,000	2,400,000
Rocket Pharmaceuticals †	58,000	1,135,060
Roivant Sciences †	338,181	2,702,066
Sangamo Therapeutics †	400,000	1,256,000
Sarepta Therapeutics †	13,000	1,684,540
Seagen †	80,000	10,280,800
Sio Gene Therapies †	64,171	27,914
Surface Oncology †	350,000	287,000
Syndax Pharmaceuticals †	180,000	4,581,000
Tarsus Pharmaceuticals †	172,908	2,534,831
Theravance Biopharma †	208,783	2,342,545
Ultragenyx Pharmaceutical †	70,000	3,243,100
uniQure †	706,166	16,008,783
United Therapeutics †	80,000	22,247,200
Vertex Pharmaceuticals †	25,000	7,219,500
Viking Therapeutics †	330,100	3,102,940
Voyager Therapeutics †	5,700	34,770
WaVe Life Sciences †	81,955	573,685
Xencor †	129,191	3,364,134
XOMA †	3,466	63,774
Yumanity Therapeutics =	750,000	0
		280,932,948
Blue Chip Medical Products — 43.91%
AbbVie	226,559	36,614,200
Amgen	246,964	64,862,625
AstraZeneca	131,243	17,799,177
Biogen †	45,000	12,461,400
Boston Scientific †	380,000	17,582,600
Chugai Pharmaceutical	700,000	17,964,035
Eli Lilly & Co.	130,000	47,559,200
Euroapi †	8,695	128,910
Gilead Sciences	195,000	16,740,750
Haleon †	313,421	1,240,363
Johnson & Johnson	100,000	17,665,000
Merck & Co.	295,000	32,730,250
Organon & Co.	29,500	823,935
Pfizer	604,600	30,979,704
Roche Holding	80,000	25,133,834
2    NQ-G4 [12/22] 2/23 (2741231)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Blue Chip Medical Products (continued)
Sanofi	200,000	$ 19,233,846
Sanofi ADR	225,000	10,896,750
Stryker	15,000	3,667,350
UCB	76,000	5,984,415
Zimmer Biomet Holdings	80,000	10,200,000
		390,268,344
Healthcare Services — 14.10%
CVS Health	100,000	9,319,000
Elevance Health	87,500	44,884,875
Quest Diagnostics	48,000	7,509,120
UnitedHealth Group	120,000	63,621,600
		125,334,595
Other — 0.75%
Cia de Minas Buenaventura ADR	66,353	494,330
Fannie Mae †	1,300,000	459,420
Federal Home Loan Mortgage †	1,050,000	370,965
Sohu.com ADR †	390,722	5,356,798
		6,681,513
Small- / Mid-Cap Medical Products — 9.56%
Halozyme Therapeutics †	230,000	13,087,000
Illumina †	100,000	20,220,000
InnoCare Pharma 144A #, †	17,000	29,708
Inspire Medical Systems †	30,000	7,556,400
Intra-Cellular Therapies †	450,000	23,814,000
Perrigo	210,000	7,158,900
Viatris	1,170,018	13,022,300
Zimvie †	8,000	74,720
		84,963,028
Total Common Stocks (cost $648,637,680)		888,180,428

NQ-G4 [12/22] 2/23 (2741231)    3

Schedule of investments
Delaware Healthcare Fund   (Unaudited)
	Number of shares	Value (US $)

Rights — 0.00%
Ambit Bioscience =	76,500	$ 0
Total Rights (cost $0)		0
Total Value of Securities—99.92% (cost $648,637,680)		888,180,428

Receivables and Other Assets Net of Liabilities—0.08%		690,849
Net Assets Applicable to 35,277,375 Shares Outstanding—100.00%		$888,871,277
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $29,708, which represents 0.00% of the Fund's net assets.
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	GBP	(3,612,296)	USD	4,356,417	1/3/23	$(11,131)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
Summary of currencies:
GBP – British Pound Sterling
USD – US Dollar
4    NQ-G4 [12/22] 2/23 (2741231)